Business Combinations (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Pro-forma results
Net interest income	$ 2,339	$ 2,117	$ 1,766	$ 1,796	$ 1,804	$ 1,791	$ 1,810	$ 1,764	$ 8,018	$ 7,169
Weighted average shares outstanding	3,019	3,370	2,884	2,884	2,884	2,884	2,884	2,884
Bank of Alpena [Member]
Pro-forma results
Net interest income									9,554	9,602
Net interest income									3,631	2,079
Non-interest expense									10,502	11,064
Net income									$ 2,316	$ 190
Net income per diluted shares									$ 0.72	$ 0.07
Weighted average shares outstanding									3,219	2,884